ACCOUNTING CHANGES (Tables)	12 Months Ended
Dec. 31, 2018
Accounting Changes
Schedule of financial position and retained earning

The following disclosure provides the impact of adopting IFRS 9 on the statements of financial position and retained earnings including the effect of replacing IAS 39’s incurred credit loss provision with IFRS 9’s ECLs.

		IAS 39 carrying amount				IFRS 9 carrying amount
	Ref	Category	Amount	Reclassification	Remeasurement	Amount	Category
		MCh$	MCh$	MCh$	MCh$	MCh$	MCh$
AMORTISED COST
Cash and deposit in banks
Opening balance under IAS 39 and closing under IFRS 9		AC	1,452,922	-	-	1,452,922	AC

Interbank loans, net
Opening balance under IAS 39		AC	162,213	-	-	-	-
Remeasurement: ECL Allowance	A	-	-	(162,213)	-	-	-
Closing balance under IFRS9		-	-	-	-	-	-

Loans and accounts receivable from customers, net
Opening balance under IAS 39		AC	26,772,544	-	-	-	-
Addition: from interbank loans	A	-	-	162,213	-	-	-
Subtraction to FVOCI (net of allowance)	B	-	-	(107,846)
Remeasurement: ECL Allowance		-	-	-	(97,322)	-
Closing balance under IFRS 9		-	-	-	-	26,729,589	AC
Total financial assets measured at amortised cost			28,387,679	(107,846)	(97,322)	28,182,511

FAIR VALUE THROUGH OTHER COMPREHENSIVE INCOME (FVOCI)
Available for sale investment (debt securities)
Opening balance under IAS 39		FVOCI	2,574,546	-	-	-
Remeasurement: ECL Allowance			-	-		-
Closing balance under IFRS 9			-	-	-	2,574,546	FVOCI

Loans and accounts receivable from customers , net
Opening balance under IAS 39		AC	-	-	-	-
Addition: from amortised cost (net of allowance)	B		-	107,846	-	-
Remeasurement: from cost to FV	B		-	-	(236)	-
Remeasurement: ECL Allowance	B		-	-	291	-
Closing balance under IFRS 9			-	107,846	55	107,901	FVOCI

Investment in associate and other companies – Bladex (equity instuments)
Opening balance under IAS 39		Cost	136	-	-	-
Remeasurement: from cost to FV	C		-	-	306	-
Closing balance under IFRS 9			-	-	306	442	FVOCI

Investment in associate and other companies- Stock exchange (equity instruments)
Opening balance under IAS 39		FV	287	-	-	-
Remeasurement: from cost to FV			-	-	-	-
Closing balance under IFRS 9	C		-	-	-	287	FVOCI
Total financial assets measured at FVOCI			2,574,969	107,846	361	2,683,176

	Ref	IAS 39 carrying amount				IFRS 9 carrying amount
		Category	Amount	Reclassification	Remeasurement	Amount	Category
		MCh$	MCh$	MCh$	MCh$	MCh$	MCh$
FAIR VALUE THROUGH PROFIR OR LOSS (FVPL)
Trading investment
Opening balance under IAS 39 and closing under IFRS 9		FVPL	485,736			485,736	FVPL

Derivatives contracts (hedging + trading
Opening balance under IAS 39 and closing under IFRS 9		FVPL	2,238,647			2,238,647	FVPL
Total financial assets measured at FVTPL			2,724,383			2,274,383

Schedule of impairment allowance

The following table reconcilies the prior period’s closing impairment allowance measured in accordance with the IAS 39 incurred loss model to the new impairment model:

	Loans loss allowance under IAS 39	Reclassification	Remeasurement	Loans loss allowance under IFRS 9
	MCh$	MCh$	MCh$	MCh$
Loans and receivable (IAS 39)/ Financial assets at amortised cost (IFRS 9)
Interbank loans	472	(472)	-	-
Loans and account receivable from customers	790,685	84	97,322	888,091
Total loans and account receivable at amortised cost	791,157	(388)	97,322	888,091

Available for sale investment (IAS39)/Financial assets at FVOCI (IFRS 9)
Loans and account receivable from customer – at FVOCI	-	388	(291)	97
Total financial assets at FVOCI	-	388	(291)	97

Other credit- related commitments
Contingent liabilities	8,404	-	(3,767)	4,637
Loan commitments	-	-	19,124	19,124
Total contingents	8,404	-	15,357	23,761

Total provision for loan losses	799,561	-	112,388	911,949

Schedule of composation of loan portfolio

The composition of the loan portfolio as of January 1, 2018 is as follows:

As of January 1, 2018	Assets before allowances				ECL allowance				Net Assets
	Stage 1	Stage 2	Stage 3	Total	Stage 1	Stage 2	Stage 3	Total

	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$

Commercial loans
Interbank loans	162,685	-	-	162,685	13	-	-	13	162,672
Commercial loans	8,743,179	595,436	543,807	9,882,422	56,546	36,541	246,870	339,957	9,542,465
Foreign trade loans	1,464,059	56,110	54,344	1,574,513	4,883	849	33,480	39,212	1,535,301
Checking accounts debtors	173,738	8,005	13,953	195,696	2,302	411	9,385	12,098	183,598
Factoring transactions	441,014	4,035	4,841	449,890	837	91	3,366	4,294	445,596
Student loans	70,984	7,402	9,904	88,290	3,644	2,329	6,092	12,065	76,225
Leasing transactions	1,235,103	161,882	60,019	1,457,004	8,946	9,553	27,835	46,334	1,410,670
Other loans and account receivable	110,307	5,663	36,623	152,593	2,640	1,549	24,551	28,740	123,853
Subtotal	12,401,069	838,533	723,491	13,963,093	79,811	51,323	351,579	482,713	13,317,708

Mortgage loans
Loans with mortgage finance bonds	21,529	1,230	1,301	24,060	25	51	172	248	23,812
Endorsable mortgage mutual loans	107,900	2,973	4,205	115,078	100	143	628	871	114,207
Other mortgage mutual loans	8,061,800	465,146	430,811	8,957,757	14,477	20,033	72,390	106,900	8,850,857
Subtotal	8,191,229	469,349	436,317	9,096,895	14,602	20,227	73,190	108,019	8,988,876

Consumer loans
Installment consumer loans	2,378,614	234,044	298,084	2,910,742	51,172	46,866	157,811	255,849	2,654,893
Credit card balances	1,324,742	20,916	19,322	1,364,980	20,443	7,633	11,982	40,058	1,324,922
Leasing transactions	4,627	47	41	4,715	1,013	23	74	1,110	3,605
Other consumer loans	270,410	2,573	4,272	277,255	84	35	223	342	276,913
Subtotal	3,978,393	257,580	321,719	4,557,692	72,712	54,557	170,090	297,359	4,260,333

Total	24,570,691	1,565,462	1,481,527	27,617,680	167,125	126,107	594,859	888,091	26,566,917